Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
(Loss) income from continuing operations	$ (23,094)	$ (35,909)
Income (loss) from discontinued operations, net of tax	1,451	(1,496)
Net (loss) income	$ (21,643)	$ (37,405)
Weighted average common shares outstanding:
Weighted average common shares outstanding - Basic	142,209	4,000
Weighted average common shares outstanding - Diluted	142,209	4,000
(Loss) income per share:
Ordinary - Basic - Continuing operations	$ (0.16)	$ (8.98)
Ordinary - Diluted - Continuing operations	(0.16)	(8.98)
Ordinary - Basic - Discontinued operations	0.01	(0.37)
Ordinary - Diluted - Discontinued operations	0.01	(0.37)
Ordinary - Basic	(0.15)	(9.35)
Ordinary - Diluted	$ (0.15)	$ (9.35)